Segment information and revenue analysis (Details) - USD ($)		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Total revenues	[1]	$ 2,265,425	$ 2,579,749
Standard Cloud Based Services [Member]
Total revenues	[1]	754,323	1,243,483
Business Process Outsourcing Services [Member]
Total revenues	[1]	938,137	1,046,074
Business Integration Services [Member]
Total revenues	[1]	398,285	278,434
Other Revenues [Member]
Total revenues	[1]	$ 174,680	$ 11,758

[1]	All of revenues were derived from discontinued operations for the six months ended June 30, 2023 and 2022.